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[THE HARTFORD]

May 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                            See Attached Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                 The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                 The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 26, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Project Filings

Exhibit A

Hartford Life Insurance Company Separate Account Two:
File No. 333-45301	Director Access Series I/IR
Director Choice Access Series I/IR
File No. 333-91925	Director Plus Series I/IR
AmSouth Variable Annuity Plus Series I/IR
The Director Select Plus Series I/IR
Director Preferred Plus Series I/IR
Director Elite Plus Series I/IR
The Director Solution Plus Series I/IR
File No. 333-39612	Director Outlook Series I/IR
BB&T Director Outlook Series I/IR
AmSouth Variable Annuity Outlook Series I/IR
Director Select Outlook Series I/IR
Director Elite Outlook Series I/IR
The Director Solution Outlook Series I/IR
Classic Director Outlook Series I/IR
File No. 033-73570	The Director Series IV
BB&T Director Series I
AmSouth Variable Annuity Series I
The Director Select Series I
The Director Choice Series I

Hartford Life Insurance Company Separate Account Three:
File No. 333-101927	Hartford Select Leaders Series II/IIR/III/IV
File No. 333-102625	Hartford Select Leaders Outlook Series I/IR/II

Hartford Life Insurance Company Separate Account Seven:
File No. 333-69475	Hartford Leaders Series I/IR
Hartford Leaders Solution Series I/IR
Hartford Leaders Elite Series I/IR
Director Focus Series I/IR
File No. 333-91927	Hartford Leaders Plus Series I/IR
Hartford Leaders Elite Plus Series I/IR
Hartford Leaders Solution Plus Series I/IR
File No. 333-40414	Huntington Hartford Leaders Outlook Series I/IR

Hartford Life Insurance Company Separate Account Ten:
File No. 333-101940	PHCM Edge Series III/IIIR
File No. 333-101952	PHCM Outlook Series II/IIR
File No. 333-69439	PHCM Series VI/VIR
PHCM Series VII/VIIR
Putnam Hartford Asset Manager Series I/IR
File No. 333-66939	PHCM Edge Series I/IR
PHCM Edge Series II

Hartford Life and Annuity Insurance Company Separate Account One:
File No. 333-45303	Director Access Series I/IR
File No. 333-91933	Director Plus Series I/IR
The Director Select Plus Series I/IR
Director Preferred Plus Series I/IR
The Director Solution Plus Series I/IR
File No. 333-39620	Director Outlook Series I/IR
Director Select Outlook Series I/IR
Director Preferred Outlook Series I/IR
Director Elite Outlook Series I/IR
Wells Fargo Director Outlook Series I/IR
Director Solution Outlook Series I/IR
File No. 033-73568	The Director Series IV
The Director Select Series I

Hartford Life and Annuity Insurance Company Separate Account Three:
File No. 333-101928	Hartford Select Leaders Series II/IIR/III/IV
File No. 333-102628	Hartford Select Leaders Outlook Series I/IR/II

Hartford Life and Annuity Insurance Company Separate Account Seven:
File No. 333-76419	Hartford Leaders Series I/IR
Hartford Leaders Solution Series I/IR
File No. 333-91921	Hartford Leaders Plus Series I/IR
Hartford Leaders Solution Plus Series I/IR

Hartford Life and Annuity Insurance Company Separate Account Ten:
File No. 333-101941	PHCM Edge Series III/IIIR
File No. 333-101953	PHCM Outlook Series II/IIR
File No. 333-69429	PHCM Series VI/VIR
PHCM Series VII/VIIR
File No. 333-66935	PHCM Edge Series I/IR
PHCM Edge Series II